Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 498,667	$ 493,774	$ 1,062,065	$ 998,523	$ 2,152,396	$ 2,245,137
Cost of Goods Sold	418,329	382,454	852,254	747,909	1,594,990	1,493,021
Gross Profit	80,338	111,320	209,811	250,614	557,406	752,116
Research and Development Expenses, net	166,661	149,044	373,952	300,234	664,696	825,033
Selling, General and Administrative Expenses	268,916	274,718	549,880	528,074	1,187,665	958,509
Gain on Sale of Assets	(1,764)	(99)	(3,702)	(2,149)	(10,226)	(39,518)
Total Operating Expenses	433,813	423,663	920,130	826,159	1,842,135	1,744,024
Operating Loss	(353,475)	(312,343)	(710,319)	(575,545)	(1,284,729)	(991,908)
Gain on Sale of Patents				2,276,286	2,276,286
Non-cash Provision for Claims for Liquidated Damages	(629,000)		(629,000)
Other Income	76,149	176	76,149	533	535	207
Interest Expense	(158)	(12,708)	(1,408)	(27,708)	(30,208)	(60,000)
Income (Loss) before provision for income taxes	(906,484)	(324,875)	(1,264,578)	1,673,566	961,884	(1,051,701)
Provision for Income Taxes					912	912
Net Income (Loss)	$ (906,484)	$ (324,875)	$ (1,264,578)	$ 1,673,566	$ 960,972	$ (1,052,613)
Income (Loss) Per Share:
Basic	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.55	$ 0.83	$ (1.06)
Diluted	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.47	$ 0.78	$ (1.06)
Weighted Average Common Shares Outstanding:
Basic	4,035,656	1,191,138	2,688,788	1,081,075	1,163,775	994,777
Diluted	4,035,656	1,191,138	2,688,788	1,160,355	1,275,938	994,777